Discontinued Operation (Details) - USD ($)	Feb. 28, 2023	Feb. 20, 2023	Nov. 28, 2022	Sep. 21, 2022
Discontinued Operation [Abstract]
Percentage of equity interest in disposal group.	100.00%
Total consideration of disposal	$ 1	$ 1	$ 2,500,000	$ 1